Financial instruments - Fair values and risk management - Contractual undiscounted cash flows (Details) - EUR (€) € in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 6,915.6	€ 8,363.0	€ 4,736.7
Derivative financial instruments	(217.3)	(671.7)	(536.2)
Derivatives and Non derivatives, contractual undiscounted cash flows	€ 7,157.8	€ 8,494.0	€ 4,896.6
Interest rate percentage	(0.26%)	0.73%	0.01%
Less than one year
Disclosure of detailed information about financial instruments [line items]
Derivatives and Non derivatives, contractual undiscounted cash flows	€ 3,152.8	€ 4,474.7	€ 1,440.7
Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Derivatives and Non derivatives, contractual undiscounted cash flows	1,243.9	1,262.8	482.5
Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Derivatives and Non derivatives, contractual undiscounted cash flows	976.2	1,038.9	1,086.0
Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Derivatives and Non derivatives, contractual undiscounted cash flows	883.2	882.9	990.9
Thereafter
Disclosure of detailed information about financial instruments [line items]
Derivatives and Non derivatives, contractual undiscounted cash flows	901.7	834.7	896.5
Fixed rate
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4,428.0	2,981.1	3,085.6
Non-derivative financial liabilities, undiscounted cash flows	€ 4,646.7	€ 3,089.8	€ 3,242.0
Interest rate percentage	1.40%	1.42%	1.48%
Fixed rate | Less than one year
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 1,733.4	€ 288.8	€ 107.0
Non-derivative financial liabilities, undiscounted cash flows	1,746.7	253.8	151.6
Fixed rate | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,031.4	993.9	213.3
Non-derivative financial liabilities, undiscounted cash flows	1,022.8	980.6	256.0
Fixed rate | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	908.3	992.6	941.8
Non-derivative financial liabilities, undiscounted cash flows	894.2	961.1	980.1
Fixed rate | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	85.1	868.4	940.0
Non-derivative financial liabilities, undiscounted cash flows	85.1	832.0	960.6
Fixed rate | Thereafter
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	852.9	83.3	883.5
Non-derivative financial liabilities, undiscounted cash flows	897.9	62.3	893.7
Floating rate
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	815.7	984.2	558.8
Non-derivative financial liabilities, undiscounted cash flows	€ 834.4	€ 1,006.5	€ 562.3
Interest rate percentage	0.70%	0.62%	0.83%
Floating rate | Less than one year
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 45.0	€ 168.5	€ 202.5
Non-derivative financial liabilities, undiscounted cash flows	50.8	174.6	204.8
Floating rate | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	20.7	45.0	224.5
Non-derivative financial liabilities, undiscounted cash flows	26.5	50.1	226.5
Floating rate | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		20.7	105.8
Non-derivative financial liabilities, undiscounted cash flows	5.7	25.7	105.3
Floating rate | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	750.0		26.0
Non-derivative financial liabilities, undiscounted cash flows	751.4	4.9	25.7
Floating rate | Thereafter
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		750.0
Non-derivative financial liabilities, undiscounted cash flows		751.2
Current and non-current maturities of debt [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,426.8	4,211.2	3,644.4
Non-derivative financial liabilities, undiscounted cash flows	5,670.1	4,342.2	3,804.3
Current and non-current maturities of debt [Member] | Less than one year
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,778.4	457.3	309.5
Non-derivative financial liabilities, undiscounted cash flows	1,853.8	503.4	356.4
Current and non-current maturities of debt [Member] | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,052.1	1,038.9	437.8
Non-derivative financial liabilities, undiscounted cash flows	1,103.9	1,082.3	482.5
Current and non-current maturities of debt [Member] | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	908.3	1,013.3	1,047.6
Non-derivative financial liabilities, undiscounted cash flows	949.6	1,038.9	1,085.4
Current and non-current maturities of debt [Member] | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	835.1	868.4	966.0
Non-derivative financial liabilities, undiscounted cash flows	861.0	882.9	986.3
Current and non-current maturities of debt [Member] | Thereafter
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	852.9	833.3	883.5
Non-derivative financial liabilities, undiscounted cash flows	901.8	834.7	893.7
Lease liabilities - Right of use
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	183.1	245.9
Non-derivative financial liabilities, undiscounted cash flows	189.0	245.9
Lease liabilities - Right of use | Less than one year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	56.3	75.0
Lease liabilities - Right of use | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	54.6	51.6
Lease liabilities - Right of use | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	49.7	52.1
Lease liabilities - Right of use | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	24.5	46.0
Lease liabilities - Right of use | Thereafter
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	€ 3.9	€ 21.2
Lease liabilities - Right of use | Fixed rate
Disclosure of detailed information about financial instruments [line items]
Interest rate percentage	2.39%	2.47%
Lease liabilities - Right of use | Fixed rate | Less than one year
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 52.5	€ 75.0
Lease liabilities - Right of use | Fixed rate | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	53.8	51.6
Lease liabilities - Right of use | Fixed rate | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	48.1	52.1
Lease liabilities - Right of use | Fixed rate | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	24.8	46.0
Lease liabilities - Right of use | Fixed rate | Thereafter
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3.9	21.2
Foreign currency forward contracts
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		2.2	8.0
Derivatives, contractual undiscounted cash flows		2.2	8.0
Foreign currency forward contracts | Less than one year
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows		2.2
Foreign currency forward contracts | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows			0.6
Foreign currency forward contracts | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows			4.6
Foreign currency forward contracts | Thereafter
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows			2.8
Foreign currency forward contract outflows
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	65.8
Derivatives, contractual undiscounted cash flows	3,181.9
Foreign currency forward contract outflows | Less than one year
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	2,718.7
Foreign currency forward contract outflows | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	428.7
Foreign currency forward contract outflows | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	8.9
Foreign currency forward contract outflows | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	22.9
Foreign currency forward contract outflows | Thereafter
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	2.7
Foreign currency forward contract inflows
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	(3,117.2)
Foreign currency forward contract inflows | Less than one year
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	(2,662.8)
Foreign currency forward contract inflows | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	(418.7)
Foreign currency forward contract inflows | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	(9.1)
Foreign currency forward contract inflows | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	(23.8)
Foreign currency forward contract inflows | Thereafter
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	(2.8)
Commodity forward contracts
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	19.8	1,228.3	189.7
Derivatives, contractual undiscounted cash flows	19.8	1,228.3	189.7
Commodity forward contracts | Less than one year
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows	19.8	1,047.8	189.7
Commodity forward contracts | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Derivatives, contractual undiscounted cash flows		180.5
Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	515.9	1,368.2	573.8
Non-derivative financial liabilities, undiscounted cash flows	515.9	1,368.2	573.8
Trade payables | Less than one year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	336.0	1,368.2	573.8
Trade payables | Later than one year and not later than two years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	130.0
Trade payables | Later than two years and not later than three years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	26.8
Trade payables | Later than three years and not later than four years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	23.1
Accrued expenses
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	887.3	1,553.1	320.8
Non-derivative financial liabilities, undiscounted cash flows	887.3	1,553.1	320.8
Accrued expenses | Less than one year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	€ 887.3	€ 1,553.1	€ 320.8